Lease Obligations - Schedule of Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Minimum Operating Lease Payments [Abstract]
Year 1	$ 401,445	$ 475,087
Year 2	31,323	313,230
Year 3
Year 4
Year 5
More than five years
Total undiscounted lease liabilities	432,768	788,317
Less: imputed interest	(12,621)	(47,055)
Present value of lease liabilities	420,147	741,262
Less: Current portion of lease liabilities	(389,381)	(435,507)	$ (317,797)
Non-current portion of lease liabilities	$ 30,766	$ 305,755	$ 644,865